Document and Entity Information	Aug. 06, 2023
Cover [Abstract]
Entity Registrant Name	Yellow Corp
Amendment Flag	false
Entity Central Index Key	0000716006
Document Type	8-K
Document Period End Date	Aug. 06, 2023
Entity Incorporation State Country Code	DE
Entity File Number	0-12255
Entity Tax Identification Number	48-0948788
Entity Address, Address Line One	501 Commerce Street
Entity Address, Address Line Two	Suite 1120
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37203
City Area Code	(913)
Local Phone Number	696-6100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	YELL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false